Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue	$ 2,805,839	$ 2,595,777	$ 1,758,439
Gross revenue	2,805,839	2,595,777	2,402,321
Top client
Disaggregation of Revenue [Line Items]
Revenue	350,287	352,335
Gross revenue			503,875
Clients 2-5
Disaggregation of Revenue [Line Items]
Revenue	704,963	671,723
Gross revenue			505,818
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	347,832	385,741
Gross revenue			348,841
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	529,713	461,351
Gross revenue			421,759
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 873,044	$ 724,627
Gross revenue			$ 622,028